per share amounts (Tables)	6 Months Ended
Jun. 30, 2018
per share amounts
Reconciliation of the denominators of the basic and diluted per share computations

	Three months		Six months
Periods ended June 30 (millions)	2018	2017	2018	2017
Basic total weighted average number of Common Shares outstanding	596	592	595	591
Effect of dilutive securities
Share option awards	—	1	—	1

Diluted total weighted average number of Common Shares outstanding	596	593	595	592